INVESTMENTS IN JOINT VENTURES (Details Narrative) - USD ($) $ in Thousands				1 Months Ended
	Apr. 08, 2015	Apr. 08, 2015	Jan. 07, 2015	Feb. 28, 2015	Jan. 30, 2015	Jan. 29, 2015	Nov. 19, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 14, 2015	Sep. 30, 2015	May 14, 2015
Management fee expense		$ 187,500
Other Assets, noncurrent								$ 6,137	$ 5,920
Ownership percentage	30.00%	30.00%
Development fees and reimbursements received				$ 1,586,000
Public utilities, requested return on equity, percentage		30.00%				30.00%
Distribution made to limited liability company (LLC) member, cash distributions declared					$ 587,500
Members' capital											$ 3,616,978
Business combination, assets and liabilities arising from contingencies, amount recognized, net	$ 1,481,900	$ 1,481,900
Maximum [Member]
Ownership percentage											50.00%
Installment One [Member]
Distribution made to limited liability company (LLC) member, cash distributions declared	$ 562,500
Series B [Member]
Limited liability company (LLC) or limited partnership (LP), members or limited partners, ownership interest	22.75%				25.00%
Limited partners' capital account, units issued					250
Business acquisition, equity interest issued or issuable, number of shares	2,275
Buyer [Member]
Members' capital					$ 1,250,000
Buyer [Member] | Series A [Member]
Limited liability company (LLC) or limited partnership (LP), members or limited partners, ownership interest	77.25%
York Renewable Energy Partners LLC [Member] | Maximum [Member]
Limited liability company (LLC) or limited partnership (LP), members or limited partners, ownership interest					50.00%
York Renewable Energy Partners LLC [Member] | Series A [Member]
Limited liability company (LLC) or limited partnership (LP), members or limited partners, ownership interest	77.25%				75.00%
Limited partners' capital account, units issued					750
Business acquisition, equity interest issued or issuable, number of shares	7,725
York Renewable Energy Partners LLC [Member] | Series B [Member]
Limited liability company (LLC) or limited partnership (LP), members or limited partners, ownership interest					25.00%
OEC Purchase Agreement [Member]
Costs and expenses							$ 900,000
Management fee expense							$ 187,500
Distributable cash flow rate							30.00%
Reimbursement revenue							$ 17,764
Payment for management fee							$ 75,000
OERI Purchase Agreement [Member]
Costs and expenses			$ 300,000
Management fee expense			$ 187,500
Distributable cash flow rate			30.00%
Reimbursement revenue			$ 86,432
Payment for management fee			$ 31,000
Number of days			60 days
Liquidated damages			$ 500
Share Purchase Agreement [Member]
Ownership percentage										100.00%		100.00%
Percentage of equity IRR target												25.00%
Percentage of purchase price at closing												50.00%
Remaining percentage of purchase price after adjustment												50.00%
Annual interest rate after third anniversary												5.00%
Percentage of fees and expenses												50.00%